Newbuildings - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) rig	Sep. 30, 2022 rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2024 USD ($) rig	Dec. 31, 2023 USD ($) rig	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Reclassification from onerous contract					$ (54.5)	$ 0.0
Number of premium newbuild jack-up drilling rigs delivered | rig						0
Vali And Var
Property, Plant and Equipment [Line Items]
Installments paid					159.9
Payment of acceleration costs	$ 12.5				$ 12.5
Letter of intent
Property, Plant and Equipment [Line Items]
Number of newbuild Jack-up rigs | rig		3	3	3
Newbuildings
Property, Plant and Equipment [Line Items]
Number of jack-up rigs scheduled for delivery | rig					2
Newbuildings | Letter of intent
Property, Plant and Equipment [Line Items]
Potential sale price		$ 320.0		$ 320.0			$ 320.0
Impairment of non-current assets				$ 124.4			$ 124.4
Gain (Loss) on Disposition of Property Plant Equipment		$ 3.7
Onerous rig contract "Vali"
Property, Plant and Equipment [Line Items]
Reclassification from onerous contract					$ 26.9
Onerous rig contract "Var"
Property, Plant and Equipment [Line Items]
Reclassification from onerous contract					$ 27.6